Cover	Dec. 12, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 12, 2022
Entity File Number	001-38901
Entity Registrant Name	AXCELLA HEALTH INC.
Entity Central Index Key	0001633070
Entity Tax Identification Number	26-3321056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	840 Memorial Drive
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	857
Local Phone Number	320-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	AXLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false